Subsequent Events (Details) - USD ($) $ in Thousands	Dec. 03, 2022	Sep. 30, 2022	Sep. 29, 2022	Jun. 30, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-07-01
Subsequent Event [Line Items]
Revenue, remaining performance obligation, amount				$ 8,551
Revenue, remaining performance obligation, expected timing of satisfaction, period				6 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Subsequent Event [Line Items]
Revenue, remaining performance obligation, amount				$ 12,572
Revenue, remaining performance obligation, expected timing of satisfaction, period				1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Subsequent Event [Line Items]
Revenue, remaining performance obligation, amount				$ 11,956
Revenue, remaining performance obligation, expected timing of satisfaction, period				1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Subsequent Event [Line Items]
Revenue, remaining performance obligation, amount				$ 17,526
Revenue, remaining performance obligation, expected timing of satisfaction, period
Subsequent Event | Restricted Stock Units (RSUs) | 2021 Incentive Compensation Plan
Subsequent Event [Line Items]
Award vesting period	4 years
Subsequent Event | Constellation as a Service | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-09-30
Subsequent Event [Line Items]
Revenue, remaining performance obligation, amount			$ 5,700
Revenue, remaining performance obligation, expected timing of satisfaction, period			3 years
Officina Stellare S.p.A. | Subsequent Event
Subsequent Event [Line Items]
Ownership percentage		5.00%
Payments to acquire equity method investments		$ 3,600
Stock warrants received (in shares)		524,715
Number of shares called by each warrant (in shares)		1
Term of stock warrant		36 months